Vanguard Target Retirement 2010 Fund
Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard Target Retirement 2010 Fund Retail) Vanguard Target Retirement 2010 Fund	One Year	Five Years	Since Inception
Vanguard Target Retirement 2010 Fund - Investor Shares	9.10%	10.55%	5.99%
Vanguard Target Retirement 2010 Fund - Investor Shares Return After Taxes on Distributions	8.19%	9.76%	5.24%
Vanguard Target Retirement 2010 Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	5.54%	8.18%	4.53%
Vanguard Target Retirement 2010 Fund - Investor Shares Barclays U.S. Aggregate Bond Index	(2.02%)	4.44%	5.18%
Vanguard Target Retirement 2010 Fund - Investor Shares MSCI US Broad Market Index	33.62%	18.89%	8.02%
Vanguard Target Retirement 2010 Fund - Investor Shares Target 2010 Composite Index	9.55%	10.70%	6.02%

Vanguard Target Retirement 2015 Fund
Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard Target Retirement 2015 Fund Retail) Vanguard Target Retirement 2015 Fund	One Year	Five Years	Ten Years
Vanguard Target Retirement 2015 Fund - Investor Shares	13.00%	11.79%	6.16%
Vanguard Target Retirement 2015 Fund - Investor Shares Return After Taxes on Distributions	12.19%	11.07%	5.45%
Vanguard Target Retirement 2015 Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	7.68%	9.24%	4.73%
Vanguard Target Retirement 2015 Fund - Investor Shares Barclays U.S. Aggregate Bond Index	(2.02%)	4.44%	4.55%
Vanguard Target Retirement 2015 Fund - Investor Shares MSCI US Broad Market Index	33.62%	18.89%	8.12%
Vanguard Target Retirement 2015 Fund - Investor Shares Target 2015 Composite Index	13.45%	11.90%	6.17%

Vanguard Target Retirement 2020 Fund
Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard Target Retirement 2020 Fund Retail) Vanguard Target Retirement 2020 Fund	One Year	Five Years	Since Inception
Vanguard Target Retirement 2020 Fund - Investor Shares	15.85%	12.77%	6.43%
Vanguard Target Retirement 2020 Fund - Investor Shares Return After Taxes on Distributions	15.19%	12.15%	5.84%
Vanguard Target Retirement 2020 Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	9.21%	10.09%	4.97%
Vanguard Target Retirement 2020 Fund - Investor Shares Barclays U.S. Aggregate Bond Index	(2.02%)	4.44%	5.18%
Vanguard Target Retirement 2020 Fund - Investor Shares MSCI US Broad Market Index	33.62%	18.89%	8.02%
Vanguard Target Retirement 2020 Fund - Investor Shares Target 2020 Composite Index	16.33%	13.06%	6.53%

Vanguard Target Retirement 2025 Fund
Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard Target Retirement 2025 Fund Retail) Vanguard Target Retirement 2025 Fund	One Year	Five Years	Ten Years
Vanguard Target Retirement 2025 Fund - Investor Shares	18.14%	13.63%	6.49%
Vanguard Target Retirement 2025 Fund - Investor Shares Return After Taxes on Distributions	17.44%	13.04%	5.91%
Vanguard Target Retirement 2025 Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	10.54%	10.84%	5.08%
Vanguard Target Retirement 2025 Fund - Investor Shares Barclays U.S. Aggregate Bond Index	(2.02%)	4.44%	4.55%
Vanguard Target Retirement 2025 Fund - Investor Shares MSCI US Broad Market Index	33.62%	18.89%	8.12%
Vanguard Target Retirement 2025 Fund - Investor Shares Target 2025 Composite Index	18.64%	13.95%	6.59%

Vanguard Target Retirement 2030 Fund
Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard Target Retirement 2030 Fund Retail) Vanguard Target Retirement 2030 Fund	One Year	Five Years	Since Inception
Vanguard Target Retirement 2030 Fund - Investor Shares	20.49%	14.53%	6.54%
Vanguard Target Retirement 2030 Fund - Investor Shares Return After Taxes on Distributions	19.80%	14.00%	6.06%
Vanguard Target Retirement 2030 Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	11.89%	11.63%	5.13%
Vanguard Target Retirement 2030 Fund - Investor Shares Barclays U.S. Aggregate Bond Index	(2.02%)	4.44%	5.18%
Vanguard Target Retirement 2030 Fund - Investor Shares MSCI US Broad Market Index	33.62%	18.89%	8.02%
Vanguard Target Retirement 2030 Fund - Investor Shares Target 2030 Composite Index	21.00%	14.84%	6.66%

Vanguard Target Retirement 2035 Fund
Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard Target Retirement 2035 Fund Retail) Vanguard Target Retirement 2035 Fund	One Year	Five Years	Ten Years
Vanguard Target Retirement 2035 Fund - Investor Shares	22.82%	15.33%	6.99%
Vanguard Target Retirement 2035 Fund - Investor Shares Return After Taxes on Distributions	22.17%	14.83%	6.53%
Vanguard Target Retirement 2035 Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	13.27%	12.34%	5.59%
Vanguard Target Retirement 2035 Fund - Investor Shares Barclays U.S. Aggregate Bond Index	(2.02%)	4.44%	4.55%
Vanguard Target Retirement 2035 Fund - Investor Shares MSCI US Broad Market Index	33.62%	18.89%	8.12%
Vanguard Target Retirement 2035 Fund - Investor Shares Target 2035 Composite Index	23.39%	15.65%	7.10%

Vanguard Target Retirement 2040 Fund
Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard Target Retirement 2040 Fund Retail) Vanguard Target Retirement 2040 Fund	One Year	Five Years	Since Inception
Vanguard Target Retirement 2040 Fund - Investor Shares	24.37%	15.66%	6.83%
Vanguard Target Retirement 2040 Fund - Investor Shares Return After Taxes on Distributions	23.77%	15.18%	6.39%
Vanguard Target Retirement 2040 Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	14.15%	12.62%	5.39%
Vanguard Target Retirement 2040 Fund - Investor Shares Barclays U.S. Aggregate Bond Index	(2.02%)	4.44%	5.18%
Vanguard Target Retirement 2040 Fund - Investor Shares MSCI US Broad Market Index	33.62%	18.89%	8.02%
Vanguard Target Retirement 2040 Fund - Investor Shares Target 2040 Composite Index	24.79%	15.93%	6.90%

Vanguard Target Retirement 2045 Fund
Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard Target Retirement 2045 Fund Retail) Vanguard Target Retirement 2045 Fund	One Year	Five Years	Ten Years
Vanguard Target Retirement 2045 Fund - Investor Shares	24.37%	15.65%	7.37%
Vanguard Target Retirement 2045 Fund - Investor Shares Return After Taxes on Distributions	23.74%	15.13%	6.92%
Vanguard Target Retirement 2045 Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	14.16%	12.60%	5.93%
Vanguard Target Retirement 2045 Fund - Investor Shares Barclays U.S. Aggregate Bond Index	(2.02%)	4.44%	4.55%
Vanguard Target Retirement 2045 Fund - Investor Shares MSCI US Broad Market Index	33.62%	18.89%	8.12%
Vanguard Target Retirement 2045 Fund - Investor Shares Target 2045 Composite Index	24.79%	15.93%	7.46%

Vanguard Target Retirement 2050 Fund
Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard Target Retirement 2050 Fund Retail) Vanguard Target Retirement 2050 Fund	One Year	Five Years	Since Inception
Vanguard Target Retirement 2050 Fund - Investor Shares	24.34%	15.67%	6.89%
Vanguard Target Retirement 2050 Fund - Investor Shares Return After Taxes on Distributions	23.71%	15.14%	6.42%
Vanguard Target Retirement 2050 Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	14.12%	12.61%	5.44%
Vanguard Target Retirement 2050 Fund - Investor Shares Barclays U.S. Aggregate Bond Index	(2.02%)	4.44%	5.18%
Vanguard Target Retirement 2050 Fund - Investor Shares MSCI US Broad Market Index	33.62%	18.89%	8.02%
Vanguard Target Retirement 2050 Fund - Investor Shares Target 2050 Composite Index	24.79%	15.93%	6.96%

Vanguard Target Retirement 2055 Fund
Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard Target Retirement 2055 Fund Retail) Vanguard Target Retirement 2055 Fund	One Year	Since Inception
Vanguard Target Retirement 2055 Fund - Investor Shares	24.33%	15.29%
Vanguard Target Retirement 2055 Fund - Investor Shares Return After Taxes on Distributions	23.80%	14.83%
Vanguard Target Retirement 2055 Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	14.08%	12.05%
Vanguard Target Retirement 2055 Fund - Investor Shares Barclays U.S. Aggregate Bond Index	(2.02%)	2.70%
Vanguard Target Retirement 2055 Fund - Investor Shares MSCI US Broad Market Index	33.62%	19.95%
Vanguard Target Retirement 2055 Fund - Investor Shares Target 2055 Composite Index	24.79%	15.47%

Vanguard Target Retirement 2060 Fund
Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard Target Retirement 2060 Fund Retail) Vanguard Target Retirement 2060 Fund	One Year	Since Inception
Vanguard Target Retirement 2060 Fund - Investor Shares	24.35%	17.81%
Vanguard Target Retirement 2060 Fund - Investor Shares Return After Taxes on Distributions	23.88%	17.43%
Vanguard Target Retirement 2060 Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	14.05%	13.80%
Vanguard Target Retirement 2060 Fund - Investor Shares Barclays U.S. Aggregate Bond Index	(2.02%)	1.04%
Vanguard Target Retirement 2060 Fund - Investor Shares MSCI US Broad Market Index	33.62%	22.39%
Vanguard Target Retirement 2060 Fund - Investor Shares Target 2060 Composite Index	24.79%	18.00%

Vanguard Target Retirement Income Fund
Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Total Returns (Vanguard Target Retirement Income Fund Retail) Vanguard Target Retirement Income Fund	One Year	Five Years	Ten Years
Vanguard Target Retirement Income Fund - Investor Shares	5.87%	8.56%	5.48%
Vanguard Target Retirement Income Fund - Investor Shares Return After Taxes on Distributions	4.85%	7.65%	4.40%
Vanguard Target Retirement Income Fund - Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	3.74%	6.48%	3.96%
Vanguard Target Retirement Income Fund - Investor Shares Barclays U.S. Aggregate Bond Index	(2.02%)	4.44%	4.55%
Vanguard Target Retirement Income Fund - Investor Shares MSCI US Broad Market Index	33.62%	18.89%	8.12%
Vanguard Target Retirement Income Fund - Investor Shares Target Income Composite Index	6.03%	8.65%	5.49%